Organization and Principal Activities - Schedule of Consolidated Statements of Income (Details) - VIE [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Consolidated Statements of Income [Line Items]
Net revenues	¥ 1,281,734	$ 175,597	¥ 1,215,582	¥ 1,291,701
Third party customers	1,276,090	174,824	1,215,582	1,291,602
Inter-companies	5,644	773		99
Net income (loss)	¥ 71,271	$ 9,764	¥ (14,991)	¥ 143,651